WARRANTS (Details) (Warrants, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants
Number of Units
ClassOfWarrantOrRightOutstanding	13,764,472	342,000
Grants	31,609,124	13,422,472
ClassOfWarrantOrRightOutstanding	45,373,596	13,764,472
Exercisable at period end	45,373,596	13,764,472
Weighted-average exercise price
Warrant exercise price	0.66	0.01
Grants	0.06	0.68
Warrant exercise price	0.23	0.66
Exercisable at period-end	0.23	0.66
Weighted-Average Remaining Contractual Term (in years)
Balance, ending	4 years 7 months 6 days	2 years 3 months 18 days
Exercisable at year-end	4 years 7 months 6 days	2 years 3 months 18 days
Intrinsic value
Balance, ending	$ 5,913,522	$ 99,360
Exercisable at year-end	$ 5,913,522	$ 99,360